DERIVATIVES	12 Months Ended
Oct. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

10. DERIVATIVES

The table below lists the Company’s derivative instruments as of October 31, 2012 and 2011:

Description	Principal	Original Issue Discount	Warrant Liability	Embedded Derivative Liability
Total Valuation at October 31, 2010	$777,154	$21,937	$13,006,194	$81,028
Issuance of November 2010 Bridge Notes	931,579	96,579	391,076	150,156
Exchange of November 2010 Bridge Notes	17,175	17,175	86,963	9,389
Issuance of January 2011 Bridge Notes	452,941	57,941	173,808	41,024
Note Payoffs	(187,582)
Issuance of Warrants			35,523
Accreted Interest		(73,363)
Exercise of Warrants			(1,382,847)
Change in FV			(3,789,889)	(51,972)
Total Valuation at January 31, 2011	1,991,267	120,269	8,520,828	229,625
Issuance of Q2 2011 Bridge Notes	473,392	43,392	121,238	71,336
Issuance of Long-term Convertible Promissory Notes	626,400			—
Note Payoffs	(159,675)			(5,904)
Issuance of Warrants			2,990,520
Accreted Interest		(74,422)
Exercise of Warrants			(639,960)
Change in FV			4,915,676	763,523
Total Valuation at April 30, 2011	$2,931,384	$89,239	$15,908,302	$1,058,580
Issuance of Q3 2011 Bridge Notes	11,765	1,765	4,968	5,051
Issuance of May 2011 Notes	7,077,936	1,553,254	—	2,719,345
Note Payoffs	(26,316)			(8,860)
Additional warrants issued to Bridge Note holder			36,376
Exchange of Bridge Notes	8,033	8,033		2,656
Conversion of Bridge Notes	(1,164,947)			(381,209)
Conversion of May 2011 Notes	(671,500)			(166,980)
Exchanges/Exercises of October 2007 Warrants			(1,186,959)
Accreted Interest		(340,050)
Change in FV			(6,826,019)	(2,141,984)
Total Valuation at July 31, 2011	$8,166,355	1,312,241	7,936,668	1,086,599
Issuance of October 2011 Notes	2,326,471	459,396	—	396,818
Note Payoffs	(155,806)
Issuance of Long-term Convertible Promissory Notes	86,400
Conversion of Bridge Notes	(221,788)			(10,530)
Conversion of May 2011 Notes	(1,225,561)			(110,494)
Reclassification of Warrant liability to Equity			(186,908)
Exchange of Warrants			816,259
Accreted Interest		(471,290)
Change in FV			(2,174,948)	(416,347)
Total Valuation at October 31, 2011	$8,976,071	1,300,347	6,391,071	946,046
Issuance of December 2011 Notes	1,232,353	258,178	—	306,568
Conversion of Bridge Notes	(169,000)			—
Conversion of May 2011 Notes	(1,924,060)			(341,342)
Conversion of October 2011 Notes	(1,227,500)			(329,433)
Partial Note Repayments	(52,941)
Conversion of Long-term Convertible Promissory Notes	(540,000)
Exchange of Warrants			59,572
Accreted Interest		(532,559)
Change in FV			(923,052)	159,657
Total Valuation at January 31, 2012	$6,294,923	$1,025,966	$5,527,591	$741,496
Exchange of Bridge Notes	52,941		—
Conversion of May 2011 Notes	(38,000)			(5,016)
Conversion of December 2011 Notes	(827,500)			(160,677)
Exchange of Warrants			(134,796)
Accreted Interest		(569,419)
Change in FV			(2,302,707)	(438,054)
Total Valuation at April 30, 2012	$5,482,364	$456,547	$3,090,088	$137,749
Issuance of May 2012 Notes	953,333		291,400
Debt for Equity Exchange: May and October 2011, December 2011 Notes	(4,473,673)	(200,632)		(115,046)
Debt for Equity Exchange: Bridge Notes	(50,000)		(4,750)
July 2012 Exchange of Warrants			(407,501)
JMJ Settlement Agreement	540,000
JMJ Note Conversions	(712,800)
Accreted Interest		(229,392)
Change in FV			(1,703,252)	(20,567)
Total Valuation at July 31, 2012	$1,739,224	26,523	1,265,985	2,136
Issuance of Patton Note	66,667		13,311
Issuance of French Note	25,000		4,565
Issuance of Paterson Note	100,000		18,258
Issuance of Hanover September Note	132,500
Issuance of Asher Note	103,500
Issuance of Hanover October Note	132,500
Issuance of JMJ Note	100,000
Assignment of Notes to Magna	(384,264)
New Magna Note (result of above assignment)	400,075
Magna Conversions	(100,000)
Accreted Interest		(21,984)
Additional warrants issued due to investors due to anti-dilution provision			150
Change in FV			(868,133)	(2,136)
Total Valuation at October 31, 2012	$2,315,202	4,541	434,136	—

Warrants

As of October 31, 2012, there were outstanding warrants to purchase 802,580 shares of our common stock with exercise prices ranging from $6.625 to $21.25 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price	Amount	Expiration Date	Type of Financing
Exchange warrants-nonexercisable	18.7	278,329	October 2014	July 2012 Warrant Exchanges
Common Stock Purchase Warrant	18.7	28,632	May 2015	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	18.7	11,628	October 2014 - October 2015	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	18.7	17,706	January 2015 - January 2016	December 2011 Convertible DebtFinancing
Common Stock Purchase Warrant	18.7	22,222	May 2017	May 2012 Convertible Debt Financing
Common Stock Purchase Warrant	18.69 - 21.25	198,037	January 2013 - April 2015	Bridge Notes
Common Stock Purchase Warrant	18.7	376	N/A	Vendor & Other
Common Stock Purchase Warrant	18.7	29,883	May 2014 - May 2017	Placement Agent – Convertible DebtFinancing
Common Stock Purchase Warrant	6.625 -18.7	11,288	October 2015 - August 2017	August – September 2012 ConvertiblePromissory Notes
	Subtotal:	598,101
Common Stock Purchase Warrant	TBD(1)	204,479	April 2014	Preferred Stock Agreement (4/04/2011)
	Grand Total	802,580

(1)
During December 2011, the Company unreserved for issuance shares related to the preferred stock warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

As of October 31, 2011, there were outstanding warrants to purchase 1,102,734 shares of our common stock with exercise prices ranging from $18.75 to $24.40 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price	Amount	Expiration Date	Type of Financing
Common Stock Purchase Warrant	18.75	376,723	August – October 2012	2007 Securities Purchase Agreement
Common Stock Purchase Warrant	18.75	2,296	August 2012	August 2007 Notes
Common Stock Purchase Warrant	18.75	188,745	May 2014	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	18.75	62,039	October 2014	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	18.75 - 21.25	181,040	January 2013 – April 2015	Bridge Notes
Common Stock Purchase Warrant	18.75	61,396	August 2014	Executive Officer
Common Stock Purchase Warrant	18.75 - 24.40	3,576	February 2012	Vendor & Other
Common Stock Purchase Warrant	18.75	22,438	May 2014 - November 2015	Placement Agent - Convertible DebtFinancing
	Subtotal	898,253
Common Stock Purchase Warrant	TBD(1)	204,479	April 2014	Optimus Preferred Stock Agreement(4/04/2011)
	Grand Total	1,102,732

(1)
During December 2011, the Company unreserved for issuance shares related to the preferred stock warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

At October 31, 2012, the Company had approximately 120,800 of its total 802,580 outstanding warrants classified as equity (equity warrants). At October 31, 2011, the Company had approximately 294,400 of its total 1,102,733 outstanding warrants classified as equity (equity warrants). At issuance, equity warrants are recorded at their relative fair values, using the Relative Fair Value Method, in the stockholders equity section of the balance sheet. Our equity warrants can only be settled through the issuance of shares and are not subject to anti-dilution provisions.
At October 31, 2012, the Company had approximately 681,780 of its total 802,580 outstanding warrants classified as liability warrants (common stock warrant liability). The fair value of the warrant liability, as of October 31, 2012 was approximately $.4 million At October 31, 2011 the Company had approximately 808,333 of its total 1,102,733 outstanding warrants classified as liability warrants (common stock warrant liability). The fair value of the warrant liability, as of October 31, 2011, was approximately $6.39 million. In fair valuing the warrant liability, at October 31, 2012 and October 31, 2011, the Company used the following inputs in its BSM Model:

	10/31/2012	10/31/2011
Exercise Price:	6.625 - 21.257	18.75 - 21.25
Stock Price	5.625	17.625
Expected term:	81 - 1736 days	289 - 1219 days
Volatility %	66.51% - 146.78%	60.23% - 163.40%
Risk Free Rate:	.09% - .72%	.09 - .56%

Warrant Liability/Embedded Derivative Liability

Warrant Liability

As of October 31, 2012, the Company had approximately 681,780 of its total approximately 802,580 total warrants classified as liabilities (liability warrants). Of these 681,780 liability warrants, approximately 403,451 warrants are outstanding and 278,329 warrants are exchange warrants — nonexercisable. The Company utilizes the BSM Model to calculate the fair value of these warrants at issuance and at each subsequent reporting date. For those warrants with exercise price reset features (anti-dilution provisions), the Company computes multiple valuations, each quarter, using an adjusted BSM model, to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the warrants at the reporting date. Approximately 104,800 of our 681,780 liability warrants are subject to anti-dilution provisions. A certain number of liability warrants contain a cash settlement provision in the event of a fundamental transaction (as defined in the common stock purchase warrant). Any changes in the fair value of the warrant liability (i.e.-the total fair value of all outstanding liability warrants at the balance sheet date) between reporting periods will be reported on the statement of operations.
As of October 31, 2011, the Company had approximately 808,333 of its total approximately 1,102,733 total warrants classified as liabilities (liability warrants). The Company utilizes the BSM Model to calculate the fair value of these warrants at issuance and at each subsequent reporting date. For those warrants with exercise price reset features (anti-dilution provisions), the Company computes multiple valuations, each quarter, using an adjusted BSM model, to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the warrants at the reporting date. Approximately 395,200 of our 808,333 liability warrants are subject to anti-dilution provisions. A certain number of liability warrants contain a cash settlement provision in the event of a fundamental transaction (as defined in the common stock purchase warrant). Any changes in the fair value of the warrant liability (i.e.-the total fair value of all outstanding liability warrants at the balance sheet date) between reporting periods will be reported on the statement of operations.
At October 31, 2012 and 2011, the fair value of the warrant liability was approximately $434,000 and $6,391,000, respectively. For the twelve months ended October 31, 2012 and October 31, 2011, the Company reported income of approximately $6.4 million and $7.8 million, respectively, due to changes in the fair value of the warrant liability.

Exercise of Warrants

During the twelve months ended October 31, 2012, investors in the Company exercised 21,960 warrants at a price of $18.75 per share, resulting in total proceeds to the Company of approximately $412,000. During the twelve months ended October 31, 2011, the Company exercised 57,866 warrants at a price of $18.75 per share, resulting in total proceeds to the Company of $1,085,001.

2011 Warrant Exchange

In addition, in an effort to reduce the number of the warrants outstanding from the October 17, 2007 private placement by the Company, the Company has entered into exchange agreements with certain of the holders of such warrants pursuant to which such holders received shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), and/or warrants to purchase shares of Common Stock in amounts that were determined in such negotiations.
During the twelve months ended October 31, 2012, the Company exchanged October 2007 warrants to purchase 38,330 shares of Common Stock for new warrants to purchase 51,107 shares of Common Stock. The new warrants issued pursuant to the exchanges are identical to the October 2007 warrants, except that such warrants do not contain any economic anti-dilution adjustment. The Company recorded noncash expense of approximately $25,000 to the changes in fair value account resulting from this exchange. Subsequently, the Company exchanged these new warrants, in the amount of 51,107 for shares of our common stock in the amount of 12,776. The Company recorded noncash income of approximately $54,000 due to the changes in fair value at the date of exchange and a noncash expense of approximately $89,000 resulting from this exchange of warrants for shares of our common stock during the twelve months ended October 31, 2012.

July 2012 Warrant Exchange

On June 8, 2012, Thomas A. Moore, our Chief Executive Officer, waived our obligation to keep reserved from our authorized and available shares of common stock, such number of shares of our common stock necessary to effect the exercise or conversion, as applicable, in full, of (i) warrants to purchase an aggregate of 88,516 shares of our common stock and (ii) promissory notes convertible into 6,400 shares of our common stock. This waiver expired on August 16, 2012, the date that we filed an amendment to our certificate of incorporation with the Secretary of State of the State of Delaware to effect an increase to our authorized shares of common stock.
On July 5, 2012, in consideration for the waiver described above, we entered into an exchange agreement with Mr. Moore, with an effective date of June 8, 2012, pursuant to which Mr. Moore surrendered warrants to purchase an aggregate of approximately 88,516 shares of our common stock to us in exchange for receiving warrants to purchase an aggregate of approximately 88,516 shares of our common stock that were not exercisable and for which no shares of our common stock were reserved until we filed an amendment to our certificate of incorporation with the Secretary of State of the State of Delaware to effect an increase to our authorized shares of common stock. Mr. Moore also agreed pursuant to the exchange agreement not to convert the promissory notes convertible into 6,400 shares of our common stock until the Company filed on amendment to its certificate of incorporation with the Secretary of State of the State of Delaware to effect an increase to its authorized shares of common stock. In addition, the warrants to be issued in the exchange have an extended expiration date of two years following issuance.
In July 2012, we entered into exchange agreements with certain additional holders of an additional 189,812 warrants to purchase shares of our common stock. Similar to Mr. Moore, these holders have surrendered warrants to purchase an aggregate of approximately 189,812 shares of our common stock to us in exchange for receiving warrants to purchase the same aggregate amount of our common stock. These warrant shares were not exercisable and no shares of our common stock were reserved until we filed an amendment to our certificate of incorporation with the Secretary of State of the State of Delaware to effect an increase to our authorized shares of common stock. In addition, warrants to be issued in the exchange have an extended expiration date of two years following issuance.
The Company recorded noncash income of approximately $408,000 as a result of these exchanges.
The Company has included the above exchanged warrants, aggregating to 278,329, in its total warrants of 802,580 as of October 31, 2012. These new warrants are expected to be issued by early 2013.

Expiration of Warrants

During the twelve months ended October 31, 2012, the Company had 126,956 warrants (“October 2007 warrants”), with anti-dilution provisions, and 3,200 warrants, with no such anti-dilution provisions, expire unexercised.

Warrants with anti-dilution provisions

Some of our warrants (approximately 13.1 million) contain anti-dilution provisions originally set at $0.20 with a term of five years. As of October 31, 2012 and 2011 these warrants had an exercise price of approximately $18.75. If the Company issues any Common Stock, except for exempt issuances as defined in the Warrant for consideration less than the exercise price then the exercise price and the amount of warrant shares available would be adjusted to a new price and amount of shares per the “weighted average” formula included in the Warrant. During October 2012, the Company issued shares to an investor from the partial conversion of a convertible promissory note at a conversion price of $4.45. The anti-dilution provision requires the Company to issue approximately 42,400 additional warrant shares; and the exercise price to be lowered a de minimis amount $18.6875. Any future financial offering or instrument issuance below the current exercise price will cause further anti-dilution and re-pricing provisions in approximately 13.1 million of our total outstanding warrants.
For those warrants with exercise price reset features (anti-dilution provisions), the Company computes multiple valuations, each quarter, using an adjusted BSM model, to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company utilized different exercise prices of $18.6875 and $12.50, weighting the possibility of warrants being exercised at $18.687 between 40% and 50% and warrants being exercised at $12.50 between 60% and 50%.
As of October 31, 2012, there were outstanding warrants to purchase 524,251 shares of our common stock and exchange warrants-nonexercisable to purchase 278,329 shares of our common stock with exercise prices ranging from $6.625 to $21.25 per share.

Embedded Derivative Liability

The Company has convertible features (Embedded Derivatives) in its outstanding convertible promissory notes. The Embedded Derivatives are recorded as liabilities at issuance. These Embedded Derivatives are valued using the Black-Scholes Model (BSM Model) and are subject to revaluation at each reporting date. Any change in fair value between reporting periods will be reported on the statement of operations.
At October 31, 2012, the fair value of the Embedded Derivative Liability was $0 as the related notes were paid off, converted or reached maturity. For the twelve months ended October 31, 2012 and October 31, 2011, the Company reported income of approximately $400,000 and approximately $1.9 million, respectively, due to changes in the fair value of the Embedded Derivative Liability partially resulting from debt to equity exchanges during the period.
The fair value of the Warrants and Embedded Derivatives are estimated using an adjusted BSM model. The Company computes multiple valuations, each quarter, using the BSM model for each derivative instrument to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the derivative at the reporting date. As of October 31, 2012, the fair value of the Warrants and Embedded Derivatives was determined to be approximately $1.9 million and $0, respectively. As of October 31, 2011, the fair value of the Warrants and Embedded Derivatives was determined to be approximately $6.4 million and $946,000, respectively. We increased income approximately $6.0 million for net changes in the fair value of the common stock warrant liability and embedded derivative liability for the year ended October 31, 2012. We increased income approximately $9.8 million for net changes in the fair value of the common stock warrant liability and embedded derivative liability for year ended October 31, 2011.